Recent Accounting Pronouncements and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Recent Accounting Pronouncements and Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	Depreciation begins when the asset is placed in service and is computed using the straight-line method over the lesser of the remaining lease term or the following estimated useful lives:
Charging station equipment	5 years
Leasehold improvements	5 years
Tools and plant equipment	5 years
Office equipment	5 years
Vehicles	5 years
Software	3 years